Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of change in stock options issued
The following tables summarize the activity under the Stock Option Plan.

	Years ended December 31,
	2017		2016		2015
US dollar-denominated options	Number	Weighted average exercise price (US$)	Number	Weighted average exercise price (US$)	Number	Weighted average exercise price (US$)
Balance – Beginning of the year	966,539	7.23	272,874	25.88	33,956	187.36
Granted	390,000	2.05	713,573	3.47	243,000	5.17
Forfeited	(643,271)	6.02	(10,034)	99.22	(4,082)	136.17
Cancelled	—	—	(9,874)	157.00	—	—
Expired	(853)	704.88	—	—	—	—
Balance – End of period	712,415	4.66	966,539	7.23	272,874	25.88

	Years ended December 31,
	2017		2016		2015
Canadian dollar-denominated options	Number	Weighted average exercise price (CAN$)	Number	Weighted average exercise price (CAN$)	Number	Weighted average exercise price (CAN$)
Balance – Beginning of the year	1,858	820.27	3,787	845.46	4,909	1,010.40
Forfeited	—	—	(1,028)	967.63	(271)	923.20
Cancelled	—	—	(901)	758.00	—	—
Expired	(355)	1,728.15	—	—	(851)	1,772.17
Balance – End of the year	1,503	605.84	1,858	820.27	3,787	845.46

Disclosure of number and weighted average remaining contractual life of outstanding share options

	US$ options outstanding as at December 31, 2017
Exercise price (US$)	Number	Weighted average remaining contractual life (years)	Weighted average exercise price (US$)
2.05 to 2.75	390,000	6.62	2.05
2.76 to 3.47	168,864	5.93	3.45
3.48 to 3.49	50,000	5.35	3.48
3.50 to 4.19	32,498	5.94	3.77
4.20 to 1,044.00	71,053	4.89	23.09
	712,415	6.17	4.66

	US$ options exercisable as at December 31, 2017
Exercise price (US$)	Number	Weighted average remaining contractual life (years)	Weighted average exercise price (US$)
2.76 to 3.47	56,851	5.93	3.45
3.48 to 3.49	16,669	5.35	3.48
3.50 to 4.19	10,834	5.94	3.77
4.20 to 1,044.00	49,055	4.86	31.39
	133,409	5.46	13.75

	CAN$ options both outstanding and exercisable as at December 31, 2017
Exercise price (CAN$)	Number	Weighted average remaining contractual life (years)	Weighted average exercise price (CAN$)
330.00 to 360.00	197	0.92	330.00
360.01 to 480.00	333	0.87	390.00
480.01 to 741.00	502	1.94	570.00
741.01 to 912.00	471	2.87	912.00
	1,503	1.86	605.84

Disclosure of range of exercise prices of outstanding share options

	US$ options outstanding as at December 31, 2017
Exercise price (US$)	Number	Weighted average remaining contractual life (years)	Weighted average exercise price (US$)
2.05 to 2.75	390,000	6.62	2.05
2.76 to 3.47	168,864	5.93	3.45
3.48 to 3.49	50,000	5.35	3.48
3.50 to 4.19	32,498	5.94	3.77
4.20 to 1,044.00	71,053	4.89	23.09
	712,415	6.17	4.66

	US$ options exercisable as at December 31, 2017
Exercise price (US$)	Number	Weighted average remaining contractual life (years)	Weighted average exercise price (US$)
2.76 to 3.47	56,851	5.93	3.45
3.48 to 3.49	16,669	5.35	3.48
3.50 to 4.19	10,834	5.94	3.77
4.20 to 1,044.00	49,055	4.86	31.39
	133,409	5.46	13.75

	CAN$ options both outstanding and exercisable as at December 31, 2017
Exercise price (CAN$)	Number	Weighted average remaining contractual life (years)	Weighted average exercise price (CAN$)
330.00 to 360.00	197	0.92	330.00
360.01 to 480.00	333	0.87	390.00
480.01 to 741.00	502	1.94	570.00
741.01 to 912.00	471	2.87	912.00
	1,503	1.86	605.84

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period
The table below shows the assumptions, or weighted average parameters, applied to the Black-Scholes option pricing model in order to determine share-based compensation costs over the life of the awards.

		Years ended December 31,
		2017	2016
Expected dividend yield	(a)	0.00%	0.00%
Expected volatility	(b)	137.60%	115.10%
Risk-free annual interest rate	(c)	1.53%	1.80%
Expected life (years)	(d)	3.26	4.92
Weighted average share price		$2.05	$3.47
Weighted average exercise price		$2.05	$3.47
Weighted average grant date fair value		$1.62	$2.80
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(a)	The Company has not paid dividends and it does not intend to pay dividends in the foreseeable future.

(b)	Based on the historical volatility of the Company's stock price over the most recent period consistent with the expected life of the stock options, as well as on future expectations.

(c)	Based on United States Treasury Government Bond interest rates with a term that is consistent with the expected life of the stock options.

(d)	Based upon historical data related to the exercise of stock options, on post-vesting employment terminations and on future expectations related to exercise behavior.